CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net revenues
Total net revenues	$ 777,373	$ 707,462	$ 593,466
Gross profit	255,485	239,357	218,279
Operating expenses
Selling	57,243	45,301	35,197
General and administrative	63,580	80,241	69,982
Research and development (including research and development from related parties of $212, $208 and $144 for the years ended June 30, 2021, 2022 and 2023, respectively)	70,200	69,580	55,954
VAT refunds and government subsidies	(28,551)	(30,309)	(30,099)
Total operating expenses	162,472	164,813	131,034
Income from operations	93,013	74,544	87,245
Other income, net (including other income from related parties of $2,445, $2,830 and $1,891 for the years ended June 30, 2021, 2022 and 2023, respectively)	3,372	2,185	10,449
Foreign exchange (loss) gain	6,363	1,789	(6,219)
Gains on disposal of an investment in an equity investee	0	7,995	0
Losses on disposal of subsidiaries	0	(3)	0
Gains on disposal of an investment in securities	845	0	3,323
Impairment loss of investments in cost investees	0	(773)	0
Share of net income of equity investees	3,116	1,838	604
Interest income	12,394	12,698	14,131
Interest expenses	(878)	(731)	(553)
Dividend income from investments in securities	237	85	912
Income before income taxes	118,462	99,627	109,892
Income tax expenses	11,390	16,634	20,554
Net income	107,072	82,993	89,338
Less: Net (loss) income attributable to non-controlling interests	141	(189)	(371)
Net income attributable to Hollysys Automation Technologies Ltd.	106,931	83,182	89,709
Other comprehensive income, net of tax of nil
Translation adjustments	(99,719)	(46,590)	96,577
Comprehensive income	7,353	36,403	185,915
Less: Comprehensive (loss) income attributable to non-controlling interests	185	(1,310)	(125)
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 7,168	$ 37,713	$ 186,040
Net income per share:
Basic	$ 1.74	$ 1.36	$ 1.48
Diluted	$ 1.72	$ 1.35	$ 1.46
Shares used in net income per share computation:
Basic	61,521,412	61,007,806	60,566,709
Diluted	62,034,400	61,568,476	61,513,749
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 632,100	$ 573,567	$ 460,180
Cost of revenue	474,046	422,236	336,471
Product [Member]
Net revenues
Total net revenues	47,424	38,486	28,667
Cost of revenue	13,257	10,247	5,293
Service [Member]
Net revenues
Total net revenues	97,849	95,409	104,619
Cost of revenue	$ 34,585	$ 35,622	$ 33,423